INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Period for exemption from income tax	2 years
Reduction in tax rate (as a percent)	50.00%
Period for reduction in tax rate	3 years
Applicable tax rate for HNTE (as a percent)	15.00%
Valid status period for HNTE	3 years
Renewable status period for HNTE	3 years
Change in the enacted tax rate resulting in a decrease of income tax expense	$ (1,547)
Increase in deferred tax liability balance if qualifying entities failed to obtain renewals of the HNTE	319
Income tax expenses:
Current	(47)	7,998	5,972
Deferred tax	979	(784)	(886)
Income tax expenses	932	7,214	5,086
Current deferred tax assets
Accrued expense	2,006	1,540
Allowance for doubtful accounts	719	298
Advertising expense credit carryforwards	339
Less: valuation allowance	(2,510)
Current deferred tax assets	554	1,838
Non-current deferred tax assets
Net operating loss carryforwards	5,946	256
Less: valuation allowance	(5,833)	(106)
Non-current deferred tax assets, net	113	150
Deferred tax assets
Deferred tax assets, net	667	1,988
Non-current deferred tax liabilities
Acquired intangible assets, net	2,745	966
Deferred tax liabilities	2,745	966
Provision made for the Chinese dividend withholding taxes	0
Movement of valuation allowance
Balance at beginning of the year	106	621
Exchange adjustment	3	6
Charge to expenses	8,234	6	621
Reversal		(23)
Disposal of a subsidiary		(504)
Balance at end of the year	8,343	106	621
ADF Navigation
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	12.50%	12.50%	12.50%
AutoNavi Software
INCOME TAXES
Change in the enacted tax rate resulting in a decrease of income tax expense	$ 1,547
Preferential tax rate (as a percent)	10.00%	10.00%	10.00%
MapABC Technology
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Xingtiandi Technology
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
AutoNavi Xiamen
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
PDAger
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
PRC subsidiaries and VIEs
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%
AutoNavi Technology
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	7.50%	7.50%	7.50%